Goodwill and Other Intangible Assets	12 Months Ended
Dec. 31, 2012
Goodwill and Other Intangible Assets

13. Goodwill and Other Intangible Assets

The changes in the carrying amount of goodwill by reportable segment are as follows:

	Corporate Finance/ Restructuring	Forensic and Litigation Consulting	Economic Consulting	Technology	Strategic Communications	Total
Balance December 31, 2010	$434,439	$197,234	$202,689	$117,960	$317,125	$1,269,447
Goodwill acquired during the year	2,054	760	11,749	—	—	14,563
Contingent consideration (a)	—	499	15,512	—	11,326	27,337
Foreign currency translation adjustment and other	(450)	(446)	(463)	(2)	(628)	(1,989)

Balance December 31, 2011	$436,043	$198,047	$229,487	$117,958	$327,823	$1,309,358

Goodwill acquired during the year	31,644	—	—	—	—	31,644
Contingent consideration (a)	905	23	17,708	—	—	18,636
Goodwill impairment					(110,387)	(110,387)
Foreign currency translation adjustment and other	458	887	523	77	8,839	10,784

Balance December 31, 2012	$469,050	$198,957	$247,718	$118,035	$226,275	$1,260,035

(a)	Contingent consideration related to business combinations consummated prior to January 1, 2009.

For the 2012 annual goodwill impairment test performed as of October 1, 2012, we utilized the quantitative test for all our reporting units. The fair values of the Corporate Finance/Restructuring, Forensic and Litigation Consulting, Economic Consulting and Technology reporting units were estimated using a market approach while the fair value of the Strategic Communications reporting unit was estimated using a combination of appropriately weighted income and market approaches. The cash flows employed in the income approach are based on our most recent budgets, forecasts and business plans developed in the fourth quarter, as well as various growth rate assumptions for years beyond the current business plan period, discounted using an estimated WACC. Our discount rate assumptions are based on an assessment of the risk inherent in the future revenue streams and cash flows and our WACC. The risk adjusted discount rate used represents the estimated WACC for our reporting units. The WACC is comprised of (1) a risk free rate of return, (2) an equity risk premium that is based on the rate of return on equity of publicly traded companies with business characteristics comparable to our reporting units, (3) the current after-tax market rate of return on debt of companies with business characteristics similar to our reporting units, each weighted by the relative market value percentages of our equity and debt, and (4) an appropriate size premium.

The results of the Step 1 goodwill impairment analysis indicated that the estimated fair value of our Strategic Communications reporting unit was less than its carrying value while the estimated fair values of our Corporate Finance/Restructuring, Forensic and Litigation Consulting, Economic Consulting and Technology reporting units significantly exceeded their respective carrying values. The Strategic Communications reporting unit fair value was unfavorably impacted by a combination of lower current and projected cash flows. Because our Strategic Communications reporting unit’s fair value estimate was lower than its carrying value, we applied the second step of the goodwill impairment test.

The second step of the goodwill impairment analysis indicated that the carrying values of the goodwill associated with the Strategic Communications reporting unit exceeded its implied fair value, resulting in a $110.4 million non-deductible goodwill impairment charge. The impairment charge was non-cash in nature and did not affect the Company’s current liquidity, nor did it impact the debt covenants under the Company’s existing credit facility.

Other intangible assets with finite lives are amortized over their estimated useful lives. We recorded amortization expense of $22.6 million, $22.4 million, and $23.9 million during the years ended December 31, 2012, 2011 and 2010, respectively. Based solely on the amortizable intangible assets recorded at December 31, 2012, we estimate amortization expense to be $21.3 million in 2013, $12.8 million in 2014, $11.8 million in 2015, $10.2 million in 2016, $9.5 million in 2017 and an aggregate of $33.0 million in years after 2017. Actual amortization expense to be reported in future periods could differ from these estimates as a result of new intangible asset acquisitions, changes in useful lives or other relevant factors or changes.

	Useful Life in Years	December 31, 2012		December 31, 2011
		Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
Amortized intangible assets
Customer relationships	1 to 15	$151,990	$64,095	$144,696	$49,381
Non-competition agreements	1 to 10	15,184	11,158	14,601	8,965
Software	2 to 10	33,979	27,424	33,549	21,211
Tradenames	2	180	75	—	—

		201,333	102,752	192,846	79,557
Unamortized intangible assets
Tradenames	Indefinite	5,600	—	5,600	—

		$206,933	$102,752	$198,446	$79,557

During the fourth quarter of 2010, we made a strategic decision to discontinue the use of most of our acquired trade and product names. These names were recorded in connection with acquisitions in prior years, certain of which were not being amortized as the estimated useful life had been considered indefinite. The decision to discontinue using these names was primarily based on the Company’s implementation of a global branding strategy as well as other strategic branding decisions. These decisions represented a change in circumstance indicating that the assets’ carrying values might not be recoverable and, as a result, we evaluated the assets for impairment. Based on this assessment, we recorded non-cash impairment charges and accelerated amortization of $23.8 million, representing the carrying amount of the affected trade and product names. These charges are included within “Special charges” in the Consolidated Statements of Comprehensive Income (Loss).